Restatement of Previously Issued Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Accounting Changes and Error Corrections [Abstract]
Restatement of Previously Issued Consolidated Financial Statements

2. Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of the Company's consolidated financial statements as of and for the year ended December 31, 2024, the Company identified misstatements that impacted its previously issued consolidated financial statements for the years ended December 31, 2023, 2022, and 2021. The Company evaluated the materiality of these errors, including their effect on the presentation of prior period consolidated financial statements, on both a quantitative and qualitative basis in accordance with SEC Staff Accounting Bulletin No. 99, Materiality, and SEC Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, codified in ASC 250, Accounting Changes and Error Corrections. Based on this evaluation, the Company determined that the aggregate impact of the errors was material to its consolidated financial statements for the years ended December 31, 2023, 2022, and 2021. Accordingly, the Company has restated its previously issued consolidated financial statements for these periods.

The nature of the restatement adjustments primarily relate to legal and regulatory matters, errors in the application of estimates, and classification errors. The impact on the previously reported consolidated financial statements are mainly summarized as follows:

1.
Short-term investments: The Company did not appropriately evaluate the classification of certain debt and equity securities. Specifically, (i) held-to-maturity debt securities of $147,889 that had previously been classified as cash equivalents were reclassified as long‑term investments as of December 31, 2023. Held-to-maturity debt securities of $376,965 that had previously been classified as cash equivalents were reclassified as short‑term investments as of December 31,2022, and (ii) equity securities measured at net asset value ("NAV") of $7,467,744, $6,846,588, and $79,343 as of December 31, 2023, 2022, and 2021, respectively, were previously classified as available-for-sale and held-to-maturity debt securities rather than equity securities. As a result of these misclassifications, as of December 31, 2023 and 2022, cash and cash equivalents and short-term investments were overstated, while long-term investments were understated. Specifically, short-term investments were overstated by $55,362 and $757,866 respectively; long-term investments were understated by $50,291 and $773,918, respectively; and interest receivable, included in accounts receivable, was overstated by $1,043 and $18,161, respectively. For the years ended December 31, 2023 and 2022, other income were understated by $51,239 and $38,637, respectively; interest income was understated by $2,008 and overstated by $33,437, respectively; and other comprehensive income (loss) was overstated by $57,269 and $7,301, respectively.
2.
Sales and accounts receivable: The Company did not appropriately apply (i) the constraint on variable consideration within its revenue contracts, as the estimation of expected sales returns was not performed with sufficient precision retrospectively, and (ii) the current expected credit losses (CECL) model, as the estimation of credit losses was not appropriately developed. As a result, sales were misstated, with sales understated by $21,901 for the year ended December 31, 2023, and overstated by $19,334 and $9,550 for the years ended December 31, 2022 and 2021, respectively, based on subsequent sales return. Correspondingly, accounts receivable, net was overstated by $14,031, $32,363 and $9,667, as of December 31, 2023, 2022, and 2021, respectively. Sales return accrued liabilities were overstated $4,203 as of December 31, 2023, and understated $2,464 as of December 31, 2022, respectively.
3.
Inventory provision: The Company identified errors in its inventory provisions in prior periods, primarily related to the incorrect reversal of inventory write-downs and the recording of certain inventory provision amounts related to donated vaccines in an incorrect period. As a result, inventory provisions were understated by $356 and $33 as of December 31, 2023 and 2022, respectively, and overstated by $18,373 as of December 31, 2021. Accordingly, cost of sales was understated by $1,123 and $16,999 for the years ended December 31, 2023 and 2022, and overstated by $18,176 for the year ended December 31, 2021.
4.
Impairment of COVID-related equipment: The Company did not appropriately assess impairment indicators and perform impairment analyses for certain COVID-related equipment in prior periods retrospectively. Accordingly, an additional impairment charge was recognized based on the estimated fair value of such equipment and recorded retrospectively. As a result, property, plant and equipment was overstated by $32,909 as of December 31, 2023, and impairment expense was understated by $32,997 for the year ended December 31, 2023.
5.
Income taxes: The Company determined that the applicable withholding tax rate on dividend income from its Mainland China subsidiaries should have been 10% for the respective periods, consistent with the position of the relevant tax authorities. Accordingly, (i) the Company has corrected its income tax payable to reflect the additional 5% withholding tax on such dividend income, resulting in increases of $178,520, $161,369, and $137,993 as of December 31, 2023, 2022, and 2021, respectively. (ii) in addition, for earnings intended not to be permanently reinvested, a 10% withholding tax rate should have been applied, rather than the 5% rate previously used. As a result, deferred tax liabilities were previously understated by $187,072, $205,349, and $216,729 as of December 31, 2023, 2022, and 2021, respectively.
6.
Accrued liabilities: The Company did not appropriately evaluate certain accrued liabilities, which were retrospectively corrected, including (i) accrued bonuses, which were overstated by $3,567, $10,263 and $14,413 as of December 31, 2023, 2022, and 2021, respectively; (ii) interest payable due to late tax payments arising from the withholding tax discussed above, which was understated by $14,201, $7,043, and $973 as of December 31, 2023, 2022, and 2021, respectively; and (iii) liabilities for compensation related to Adverse Events Following Immunization ("AEFI"), which were understated by $11,547, $25,387, and $22,456 as of December 31, 2023, 2022, and 2021, respectively. In addition, as a result of correction (i), cost of sales decreased by $37,367, $38,832, and $65,321 for the years ended December 31, 2023, 2022, and 2021, respectively; selling, general and administrative expenses increased by $44,398, $8,814, and $52,724 for the years ended December 31, 2023, 2022, and 2021, respectively; and research and development expenses decreased by $610, increased by $33,148, and decreased by $1,641 for the years ended December 31, 2023, 2022, and 2021, respectively.
7.
Preferred stock and common stock: In connection with a recent ruling that determined the Company's Rights Agreement dated February 22, 2019 was not valid and enforceable, the Company has restated its previously reported preferred stock, common stock, and related dividend payable balances. As a result, 14,630,813 shares of preferred stock and 27,777,341 shares of common stock previously reported have been removed, together with the related dividend payables of $29,089, $23,104, and $17,125 as of December 31, 2023, 2022, and 2021, respectively.
8.
Foreign exchange remeasurement: Errors were identified in the remeasurement of certain U.S. dollar–denominated cash and cash equivalents and investments in prior periods due to the use of incorrect exchange rates. As a result, cash and cash equivalents were understated by $1,714 and overstated by $22,482 as of December 31, 2023 and 2022, and foreign exchange gains or losses (included in other income (expense), net) were misstated, resulting in adjustments of $15,887, $43,047, and $64,046 for the years ended December 31, 2023, 2022, and 2021, respectively.
9.
Adjustments to retained earnings and non-controlling interests: Retained earnings and non-controlling interests were adjusted to reflect the cumulative effect of the error corrections related to the years ended December 31, 2023, 2022, and 2021.
10.
Classification misstatements:
1.
Industry security deposits required by the Mainland China government: Industry security deposits of $9,014 and $9,279 as of December 31, 2023 and 2022, respectively, were previously classified within short-term investments and long-term investments but should have been classified as other non-current assets.
2.
Prepayments for acquisition of equipment: Certain advance payments related to engineering equipment as of December 31, 2021 were previously classified within construction in progress and prepaid expenses but should have been classified as prepayments for the acquisition of equipment. As a result, construction in progress and prepaid expenses were overstated by $48,263 and $12,513, respectively, while prepayments for acquisition of equipment were understated by $60,776.
3.
Inventory: Inventories not expected to be consumed within 12 months within the Company's normal operating cycle were previously classified as current assets but should have been classified as other non-current assets. As a result, inventories classified as current assets were overstated by $4,528, $4,851, and $1,584 as of December 31, 2023, 2022, and 2021, respectively.
4.
Income tax receivables and payables: The Company did not appropriately classify certain income tax balances. Accordingly, balances of $10,703, $11,467, and $27,512 as of December 31, 2023, 2022, and 2021, respectively, were reclassified between income tax receivables and income tax payables to reflect the appropriate presentation.
5.
Unutilized manufacturing cost: Unutilized manufacturing costs of $98,855, primarily comprising labor cost, depreciation of property, plant and equipment and other costs, were previously classified in other expense but should have been classified in selling, general and administrative expenses, respectively, for the year ended December 31, 2023.
6.
Additional paid-in capital: The Company did not appropriately classify certain equity balances between additional paid-in capital and non-controlling interest. Accordingly, amounts of $3,193 as of December 31, 2023, 2022, and 2021 were reclassified from additional paid-in capital to non-controlling interest.

The following table sets forth the effects of the restatement adjustments and reclassifications adjustments on the Company's Consolidated Balance Sheet as of December 31, 2023:

	December 31, 2023
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
ASSETS
Current assets
Cash and cash equivalents	$1,270,131	$(146,175)	$1,123,956	A
Restricted cash	5,166	—	5,166
Short-term investments	9,953,042	(58,467)	9,894,575	A, J1
Accounts receivable, net	440,019	(15,074)	424,945	A, B
Inventories	139,874	(4,265)	135,609	C, J3
Prepaid expenses and other current assets	11,621	1,427	13,048
Income tax receivable	10,703	(10,703)	—	J4
Total current assets	11,830,556	(233,257)	11,597,299
Property, plant and equipment, net	979,617	(27,639)	951,978	D
Prepaid land use rights, net	65,540	—	65,540
Intangible assets, net	8,520	—	8,520
Long-term investments	684,285	195,557	879,842	A, J1
Prepayments for acquisition of equipment	6,772	(2,599)	4,173
Deferred tax assets	29,790	8,442	38,232
Right-of-use assets	45,525	—	45,525
Other non-current assets	7,369	13,542	20,911	J1, J3
Total non-current assets	1,827,418	187,303	2,014,721
Total assets	$13,657,974	$(45,954)	$13,612,020
LIABILITIES AND EQUITY
Current liabilities
Short-term bank loans and current portion of long-term bank loans	$76,089	$—	$76,089
Accounts payable and accrued liabilities	973,949	15,296	989,245	B, F
Income tax payable	41,258	151,400	192,658	E, J4
Deferred revenue	20,127	6,922	27,049
Deferred government grants	1,586	—	1,586
Dividend payable	29,089	(29,089)	—	G
Lease liability	5,806	279	6,085
Total current liabilities	1,147,904	144,808	1,292,712
Deferred government grants	5,865	—	5,865
Long-term bank loans	177,817	—	177,817
Deferred tax liability	263,711	190,208	453,919	E
Lease liability	39,271	(279)	38,992
Other non-current liabilities	439	(399)	40
Deferred revenue	200	—	200
Total long-term liabilities	487,303	189,530	676,833
Total liabilities	1,635,207	334,338	1,969,545
Commitments and contingencies
EQUITY
Preferred stock	15	(15)	—	G
Common stock	100	(28)	72	G
Additional paid-in capital	541,258	8,910	550,168	J6
Accumulated other comprehensive loss	(490,055)	(73,363)	(563,418)	A
Statutory surplus reserves	1,539,584	—	1,539,584
Retained earnings	7,118,516	(329,181)	6,789,335
Total Sinovac shareholders' equity	8,709,418	(393,677)	8,315,741
Non-controlling interests	3,313,349	13,385	3,326,734	J6
Total equity	12,022,767	(380,292)	11,642,475
Total liabilities and equity	$13,657,974	$(45,954)	$13,612,020

The following table presents the effect of the restatement adjustments and reclassifications on the Consolidated Statement of Operations and comprehensive loss for 2023:

	December 31, 2023
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
Sales	$448,269	$21,901	$470,170	B
Cost of sales	181,516	(34,663)	146,853	C, F
Gross profit	266,753	56,564	323,317
Selling, general and administrative expenses	466,324	131,926	598,250	F, J5
Provision for credit losses	2,638	—	2,638
Research and development expenses	344,515	5,672	350,187	F
Loss on disposal and impairment of property, plant and equipment	78,720	30,002	108,722	D
Government grants recognized in income	(22,423)	(74)	(22,497)
Total operating expenses	869,774	167,526	1,037,300
Operating loss	(603,021)	(110,962)	(713,983)
Interest and financing expenses	(2,260)	(2,681)	(4,941)
Interest income	85,114	2,008	87,122	A
Share of losses from equity method investments	—	(11,461)	(11,461)
Other income, net	367,133	191,643	558,776	A, H, J5
Loss before income taxes	(153,034)	68,547	(84,487)
Income tax expense	(105,321)	68,950	(36,371)
Net loss	(258,355)	137,497	(120,858)
Less: loss attributable to non-controlling interests	(158,437)	51,070	(107,367)
Net loss attributable to shareholders of Sinovac	$(99,918)	$86,427	$(13,491)
Preferred Stock Dividends	(5,982)	5,982	—	G
Net loss attributable to common shareholders of Sinovac	$(105,900)	$92,409	$(13,491)

Net loss	(258,355)	137,497	(120,858)
Other comprehensive loss, net of tax of nil
Foreign currency translation adjustments	(280,426)	2,716	(277,710)
Unrealized gain on available-for-sales investments	65,900	(57,121)	8,779	A
Comprehensive loss	(472,881)	83,092	(389,789)
Less: comprehensive loss attributable to non-controlling interests	(266,184)	52,038	(214,146)
Comprehensive loss attributable to shareholders of Sinovac	(206,697)	31,054	(175,643)

Loss per share
Basic net loss per share	(1.06)	0.88	(0.19)
Diluted net loss per share	(1.06)	0.88	(0.19)
Weighted average number of shares of common stock outstanding
– Basic	99,607,574	(27,777,341)	71,830,233
– Diluted	99,607,574	(27,757,478)	71,850,096

The following table includes comparison of selected previously reported and restated information from the Company's Consolidated

Statement of Cash Flows for 2023:

	December 31, 2023
	Previously Reported	Restatement Adjustments and Reclassifications	Restated
Net cash provided by operating activities	$103,997	$34,648	$138,645
Net cash used in financing activities	(76,063)	(12,491)	(88,554)
Net cash used in investing activities	(2,924,113)	225,062	(2,699,051)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(114,901)	6,055	(108,846)
Decrease in cash, cash equivalents and restricted cash	(3,011,080)	253,274	(2,757,806)
Cash, cash equivalents and restricted cash, beginning of year	4,286,377	(399,449)	3,886,928
Cash, cash equivalents and restricted cash, end of year	$1,275,297	$(146,175)	$1,129,122

The following table sets forth the effects of the restatement adjustments and reclassifications adjustments on the Company's Consolidated Balance Sheet as of December 31, 2022:

	December 31, 2022
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
ASSETS
Current assets
Cash and cash equivalents	$4,278,124	$(399,447)	$3,878,677	A, H
Restricted cash	8,253	(2)	8,251
Short-term investments	7,034,569	(380,901)	6,653,668	A
Accounts receivable, net	537,118	(50,524)	486,594	A, B
Inventories	180,719	(5,432)	175,287	C, J3
Prepaid expenses and other current assets	15,242	3,128	18,370
Income tax receivable	72,371	11,467	83,838	J4
Total current assets	12,126,396	(821,711)	11,304,685
Property, plant and equipment, net	993,781	(4,052)	989,729
Prepaid land use rights, net	69,815	—	69,815
Intangible assets, net	9,699	—	9,699
Long-term investments	661,440	764,639	1,426,079	A, J1
Prepayments for acquisition of equipment	120,912	1,697	122,609
Deferred tax assets	71,118	(40,984)	30,134
Right-of-use assets	58,586	—	58,586
Other non-current assets	2,821	16,385	19,206	J1, J3
Total non-current assets	1,988,172	737,685	2,725,857
Total assets	$14,114,568	$(84,026)	$14,030,542
LIABILITIES AND EQUITY
Current liabilities
Short-term bank loans and current portion of long-term bank loans	$293	$—	$293
Loan from a non-controlling shareholder	4,358	—	4,358
Accounts payable and accrued liabilities	905,923	18,731	924,654	B, F
Income tax payable	—	161,551	161,551	E, J4
Deferred revenue	17,955	7,588	25,543
Deferred government grants	15,120	—	15,120
Dividend payable	141,993	(23,104)	118,889	G
Lease liability	5,993	—	5,993
Total current liabilities	1,091,635	164,766	1,256,401
Deferred government grants	4,477	—	4,477
Long-term bank loans	11,513	—	11,513
Deferred tax liability	241,526	220,573	462,099	E
Lease liability	52,516	—	52,516
Other non-current liabilities	240	(205)	35
Deferred revenue	—	206	206
Total long-term liabilities	310,272	220,574	530,846
Total liabilities	1,401,907	385,340	1,787,247
Commitments and contingencies
EQUITY
Preferred stock	15	(15)	—	G
Common stock	100	(28)	72	G
Additional paid-in capital	540,582	8,910	549,492	J6
Accumulated other comprehensive loss	(383,276)	(17,990)	(401,266)	A
Statutory surplus reserves	1,538,013	—	1,538,013
Retained earnings	7,225,987	(421,590)	6,804,397
Total Sinovac shareholders' equity	8,921,421	(430,713)	8,490,708
Non-controlling interests	3,791,240	(38,653)	3,752,587	J6
Total equity	12,712,661	(469,366)	12,243,295
Total liabilities and equity	$14,114,568	$(84,026)	$14,030,542

The following table presents the effect of the restatement adjustments and reclassifications on the Consolidated Statement of Operations and comprehensive loss for 2022:

	December 31, 2022
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
Sales	$1,492,761	$(19,334)	$1,473,427	B
Cost of sales	684,456	(26,264)	658,192	C, F
Gross profit	808,305	6,930	815,235
Selling, general and administrative expenses	823,543	12,595	836,138	F
Provision for credit losses	4,268	—	4,268
Research and development expenses	442,108	36,582	478,690	F
Loss on disposal and impairment of property, plant and equipment	5,213	671	5,884
Government grants recognized in income	(760)	—	(760)
Total operating expenses	1,274,372	49,848	1,324,220
Operating loss	(466,067)	(42,918)	(508,985)
Interest and financing expenses	(1,264)	—	(1,264)
Interest income	190,818	(33,437)	157,381	A
Share of earnings from equity method investments	—	7,762	7,762
Other income, net	301,751	(5,129)	296,622	A, H
Income (loss) before income taxes	25,238	(73,722)	(48,484)
Income tax benefit (expense)	62,893	(74,376)	(11,483)
Net income (loss)	88,131	(148,098)	(59,967)
Less: loss attributable to non-controlling interests	(25,735)	(48,699)	(74,434)
Net income attributable to shareholders of Sinovac	$113,866	$(99,399)	$14,467
Preferred Stock Dividends	(5,982)	5,982	—	G
Net Income attributable to common shareholders of Sinovac	$107,884	$(93,417)	$14,467

Net Income (loss)	88,131	(148,098)	(59,967)
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	(859,045)	(9,110)	(868,155)
Unrealized loss on available-for-sales investments	—	(7,301)	(7,301)	A
Comprehensive loss	(770,914)	(164,509)	(935,423)
Less: comprehensive loss attributable to non-controlling interests	(370,882)	(48,241)	(419,123)
Comprehensive loss attributable to shareholders of Sinovac	(400,032)	(116,268)	(516,300)

Earnings per share
Basic net income per share	1.08	(0.88)	0.20
Diluted net income per share	1.00	(0.80)	0.20
Weighted average number of shares of common stock outstanding
– Basic	99,502,243	(27,777,341)	71,724,902
– Diluted	114,172,782	(42,408,154)	71,764,628

The following table includes comparison of selected previously reported and restated information from the Company's Consolidated Statement of Cash Flows for 2022:

	December 31, 2022
	Previously Reported	Restatement Adjustments and Reclassifications	Restated
Net cash used in operating activities	$(770,745)	$(27,372)	$(798,117)
Net cash used in financing activities	(241,399)	(58,130)	(299,529)
Net cash used in investing activities	(5,760,470)	(333,788)	(6,094,258)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(560,769)	19,841	(540,928)
Decrease in cash, cash equivalents and restricted cash	(7,333,383)	(399,449)	(7,732,832)
Cash, cash equivalents and restricted cash, beginning of year	11,619,760	—	11,619,760
Cash, cash equivalents and restricted cash, end of year	$4,286,377	$(399,449)	$3,886,928

The following table sets forth the effects of the restatement adjustments and reclassifications adjustments on the Company's Consolidated Balance Sheet as of December 31, 2021:

	December 31, 2021
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
ASSETS
Current assets
Cash and cash equivalents	$11,608,855	$—	$11,608,855
Restricted cash	10,905	—	10,905
Short-term investments	1,806,449	—	1,806,449
Accounts receivable, net	952,402	(9,667)	942,735	B
Inventories	375,511	15,561	391,072	C, J3
Prepaid expenses and other current assets	160,987	(10,760)	150,227	J2
Income tax receivable	—	27,512	27,512	J4
Total current assets	14,915,109	22,646	14,937,755
Property, plant and equipment, net	903,298	(48,263)	855,035	J2
Prepaid land use rights, net	39,730	—	39,730
Intangible assets, net	1,480	—	1,480
Long-term investments	655,835	—	655,835
Prepayments for acquisition of equipment	65,290	59,023	124,313	J2
Deferred tax assets	52,031	(24,472)	27,559
Right-of-use assets	115,376	—	115,376
Other non-current assets	25	1,586	1,611	J3
Total non-current assets	1,833,065	(12,126)	1,820,939
Total assets	$16,748,174	$10,520	$16,758,694
LIABILITIES AND EQUITY
Current liabilities
Short-term bank loans and current portion of long-term bank loans	$3,099	$—	$3,099
Loan from a non-controlling shareholder	1,582	—	1,582
Accounts payable and accrued liabilities	1,020,651	9,043	1,029,694	B, F
Income tax payable	1,267,504	124,997	1,392,501	E, J4
Deferred revenue	79,941	(223)	79,718
Deferred government grants	12,559	(10,969)	1,590
Dividend payable	17,125	(17,125)	—	G
Lease liability	10,385	—	10,385
Total current liabilities	2,412,846	105,723	2,518,569
Deferred government grants	4,870	10,969	15,839
Long-term bank loans	12,668	—	12,668
Deferred tax liability	324,164	216,569	540,733	E
Loan from a non-controlling shareholder	4,708	—	4,708
Lease liability	112,465	—	112,465
Other non-current liabilities	444	(125)	319
Deferred revenue	—	223	223
Total long-term liabilities	459,319	227,636	686,955
Total liabilities	2,872,165	333,359	3,205,524
Commitments and contingencies
EQUITY
Preferred stock	15	(15)	—	G
Common stock	100	(28)	72	G
Additional paid-in capital	547,691	(3,090)	544,601	J6
Subscriptions receivable	(7,109)	—	(7,109)
Accumulated other comprehensive income	130,622	(1,121)	129,501
Statutory surplus reserves	1,514,297	—	1,514,297
Retained earnings	7,141,819	(328,173)	6,813,646
Total Sinovac shareholders' equity	9,327,435	(332,427)	8,995,008
Non-controlling interests	4,548,574	9,588	4,558,162	J6
Total equity	13,876,009	(322,839)	13,553,170
Total liabilities and equity	$16,748,174	$10,520	$16,758,694

The following table presents the effect of the restatement adjustments and reclassifications on the Consolidated Statement of Operations and comprehensive income for 2021:

	December 31, 2021
	Previously Reported	Restatement Adjustments and Reclassifications	Restated	Reference
Sales	$19,374,904	$(9,550)	$19,365,354	B
Cost of sales	1,072,221	(83,301)	988,920	C, F
Gross profit	18,302,683	73,751	18,376,434
Selling, general and administrative expenses	591,167	10,981	602,148	F, H
Provision for credit losses	2,967	—	2,967
Research and development expenses	155,040	(2,343)	152,697	F
Loss on disposal and impairment of property, plant and equipment	977	—	977
Government grants recognized in income	(725)	—	(725)
Total operating expenses	749,426	8,638	758,064
Operating income	17,553,257	65,113	17,618,370
Interest and financing expenses	(2,836)	—	(2,836)
Interest income	102,568	—	102,568
Share of earnings from equity method investments	—	2,628	2,628
Other expense, net	(89,948)	(63,073)	(153,021)	H
Income before income taxes	17,563,041	4,668	17,567,709
Income tax expense	(3,104,130)	(343,806)	(3,447,936)
Net income	14,458,911	(339,138)	14,119,773
Less: Income attributable to non-controlling interests	5,991,431	6,160	5,997,591
Net income attributable to shareholders of Sinovac	$8,467,480	$(345,298)	$8,122,182
Preferred Stock Dividends	(5,982)	5,982	—	G
Net Income attributable to common shareholders of Sinovac	$8,461,498	$(339,316)	$8,122,182

Net Income	14,458,911	(339,138)	14,119,773
Other comprehensive income, net of tax of nil
Foreign currency translation adjustments	193,098	(826)	192,272
Comprehensive income	14,652,009	(339,964)	14,312,045
Less: comprehensive income attributable to non-controlling interests	6,073,832	6,395	6,080,227
Comprehensive income attributable to shareholders of Sinovac	8,578,177	(346,359)	8,231,818

Earnings per share
Basic net income per share	85.20	28.34	113.54
Diluted net income per share	74.27	39.17	113.44
Weighted average number of shares of common stock outstanding
– Basic	99,311,551	(27,777,341)	71,534,210
– Diluted	114,005,983	(42,408,154)	71,597,829

The following table includes comparison of selected previously reported and restated information from the Company's Consolidated Statement of Cash Flows for 2021:

	December 31, 2021
	Previously Reported	Restatement Adjustments and Reclassifications	Restated
Net cash provided by operating activities	$15,352,541	$(30,628)	$15,321,913
Net cash used in financing activities	(1,896,680)	(15,930)	(1,912,610)
Net cash used in investing activities	(3,023,574)	48,108	(2,975,466)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	137,269	(1,550)	135,719
Increase in cash, cash equivalents and restricted cash	10,569,556	—	10,569,556
Cash, cash equivalents and restricted cash, beginning of year	1,050,204	—	1,050,204
Cash, cash equivalents and restricted cash, end of year	$11,619,760	$—	$11,619,760